Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
2/29/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (96.0%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.8%)
Jefferson, Cnty. Rev. Bonds, (Warrants), 5.00%, 9/15/29	AA+	$100,000	$106,376
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	150,000	160,619

			266,995
Alaska (0.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	107,391

			107,391
Arizona (0.8%)
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A2	250,000	249,371

			249,371
California (17.7%)
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (4/1/32), Ser. A-1, 5.00%, 5/1/54	A1	300,000	322,202
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A-	105,000	105,019
CA State Infrastructure & Econ. Dev. Bank (CA Academy of Sciences), 3.25%, 8/1/29	A2	300,000	302,829
CA State Muni. Fin. Auth. Rev. Bonds
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	160,000	167,135
(Davis II, LLC Orchard Park), BAM, 5.00%, 5/15/31	AA	400,000	446,249
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/35	A-/F	175,000	176,954
CA State Muni. Fin. Auth. Special Tax Bonds, Ser. B, 4.875%, 9/1/33	BB-/P	200,000	210,512
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 3.25%, 12/1/27	A-	150,000	149,539
CA State Tobacco Securitization Agcy. Rev. Bonds
(Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/28	A	645,000	694,392
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/27	A	280,000	296,274
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	97,690
Long Beach, Arpt. Syst. Rev. Bonds, Ser. A, AGM, 5.00%, 6/1/40	AA	200,000	227,929
Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. C, 5.00%, 5/15/27	Aa3	285,000	299,833
Mount San Jacinto Cmnty. College Dist. G.O. Bonds, (Election of 2014), Ser. C, 3.00%, 8/1/35	Aa1	105,000	103,671
San Bernardino, City Unified School Dist. G.O. Bonds, (Election 2012), Ser. D, AGM, 3.00%, 8/1/35	AA	350,000	337,406
San Francisco, City & Cnty. COP, Ser. A, 5.00%, 4/1/30	Aa1	260,000	294,208
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	100,000	110,316
5.00%, 5/1/32	A1	100,000	110,770
San Jose Arpt. Rev. Bonds, (Norman Y Mineta San Jose Intl. Arpt.), Ser. A, 5.00%, 3/1/33	A2	300,000	330,531
San Juan, Unified School Dist. G.O. Bonds, (2016 Election), 3.00%, 8/1/35	Aa2	240,000	234,929
Yuba, Cmnty. College Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/38	Aa2	615,000	556,030

			5,574,418
Colorado (4.5%)
CO State COP, Ser. A, 3.00%, 12/15/36	Aa2	520,000	485,063
CO State Ed. Loan Program Rev. Bonds, Ser. B, 4.00%, 6/28/24	SP-1+	750,000	751,751
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	A2	100,000	107,062
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	96,426

			1,440,302
District of Columbia (1.0%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	168,988
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	130,000	140,943

			309,931
Florida (4.3%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	100,000	108,359
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A
5.00%, 10/1/35	A1	350,000	365,674
5.00%, 10/1/25	Aa3	500,000	510,927
Miami-Dade Cnty., Aviation Rev. Bonds, 5.00%, 10/1/29	A1	115,000	115,520
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 5.00%, 10/1/40	A+	250,000	276,920

			1,377,400
Georgia (1.4%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds, (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	250,000	245,174
Mandatory Put Bonds, (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	100,000	96,471
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/30	Baa2	95,000	96,027
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	5,000	5,128

			442,800
Illinois (4.5%)
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/28	A+	425,000	429,824
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A+	100,000	104,251
IL State G.O. Bonds
Ser. D, 5.00%, 11/1/25	A3	125,000	128,277
4.00%, 1/1/31	A3	100,000	100,899
IL State Fin. Auth. Rev. Bonds, (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	102,994
IL State Sales Tax Rev. Bonds, Ser. C, 4.00%, 6/15/30	A	100,000	101,192
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/25	AA	100,000	101,657
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.), 5.50%, 10/1/39	A2	300,000	341,920

			1,411,014
Indiana (1.0%)
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.), 5.00%, 6/1/28	A2	100,000	107,033
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	BBB+	200,000	197,195

			304,228
Kentucky (3.9%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A, 5.00%, 3/1/28	A-	195,000	207,719
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds, (7/1/30), Ser. A, 5.00%, 5/1/55	A2	250,000	262,531
Mandatory Put Bonds, (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	200,009
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	300,000	327,546
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	250,000	249,999

			1,247,804
Louisiana (0.6%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	AA-/F	200,000	205,730

			205,730
Maryland (0.3%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	100,000	104,884

			104,884
Michigan (1.7%)
MI State Bldg. Auth. Rev. Bonds, Ser. II
5.00%, 10/15/41	Aa2	175,000	197,239
5.00%, 10/15/40	Aa2	100,000	113,650
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BBB	240,000	240,902

			551,791
Minnesota (2.1%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	15,000	14,974
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	BB+	100,000	102,967
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/36	Baa1	265,000	276,939
(Allina Hlth. Oblig. Group), 4.00%, 11/15/37	A1	250,000	255,119

			649,999
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 5.00%, 3/1/27	A2	155,000	161,111
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/37	BBB-	290,000	261,617

			422,728
Nevada (1.7%)
Clark Cnty., School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 6/15/36	AA	200,000	207,057
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A, 5.00%, 7/1/39	Aa3	300,000	337,999

			545,056
New Jersey (1.6%)
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. SSS, 5.00%, 6/15/34(FWC)	A2	250,000	295,438
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.00%, 11/1/36	AA	200,000	223,765

			519,203
New York (10.5%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	100,000	102,844
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	325,000	310,333
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/34	A3	100,000	101,893
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	750,000	742,333
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	300,000	214,000
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secured Revenue), 5.00%, 11/1/40	AAA	750,000	798,282
Port Auth. of NY & NJ Rev. Bonds
Ser. 197, 5.00%, 11/15/35	Aa3	670,000	687,903
Ser. 221, 4.00%, 7/15/38	Aa3	250,000	250,010
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	103,092

			3,310,690
Ohio (2.5%)
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/26	Aa3	165,000	151,110
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	160,000	148,832
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	145,000	146,511
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	102,876
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	250,000	251,749

			801,078
Oklahoma (1.4%)
OK State Wtr. Res. Brd. State Loan Program Rev. Bonds, (Muscogee Muni. Auth.), Ser. A, 5.00%, 10/1/38	AAA	400,000	452,442

			452,442
Pennsylvania (6.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	211,920
Chester Cnty., Indl. Dev. Auth. (Avon Grove Charter School), 5.00%, 3/1/27	BBB-	150,000	153,387
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	101,035
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/26), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	150,000	155,311
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/38	A2	200,000	222,043
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	190,000	217,300
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/30	A2	285,000	317,786
Philadelphia Auth. For Ind. Dev. Rev. Bonds, (MaST Cmnty. Charter School II), 5.00%, 8/1/30	BBB-	175,000	179,210
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	250,000	250,850
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	155,552
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	30,000	29,964

			1,994,358
Puerto Rico (1.1%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	46,877	21,622
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.375%, 7/1/25	BB/P	200,000	203,063
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	138,858

			363,543
South Carolina (0.6%)
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	200,000	185,390

			185,390
Tennessee (3.7%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/37	AA	400,000	446,219
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/36	A1	100,000	115,734
5.00%, 7/1/33	A2	250,000	273,199
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	325,000	326,067

			1,161,219
Texas (14.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/33	AAA	250,000	283,327
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	200,000	202,649
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	165,000	168,380
Austin, Arpt. Syst. Rev. Bonds, 5.00%, 11/15/32	A1	500,000	561,678
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	257,495
Dallas, Area Rapid Transit Rev. Bonds, 5.00%, 12/1/33	AA+	100,000	112,561
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	210,000	193,448
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/43	Aaa	200,000	223,253
Irving, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/43	Aaa	325,000	362,552
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10), 5.00%, 9/1/27	BBB-	125,000	127,418
Royse City, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/42	Aaa	250,000	280,644
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	675,000	640,994
TX State A&M U. Rev. Bonds, 5.25%, 5/15/37	Aaa	250,000	290,646
TX State Wtr. Dev. Board Rev. Bonds
(Revolving Fund), 5.00%, 8/1/29	AAA	400,000	449,558
(Wtr. Implementation Fund), 3.00%, 10/15/35	AAA	270,000	259,451

			4,414,054
Utah (1.6%)
U. of UT (The) Rev. Bonds, Ser. B, 5.00%, 8/1/38	Aa1	200,000	231,782
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 4.00%, 10/15/28	BBB-/F	140,000	139,396
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/29	BBB-/F	135,000	142,008

			513,186
Washington (4.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	175,000	185,924
Port of Seattle Rev. Bonds
5.00%, 4/1/38	AA-	200,000	211,858
Ser. B, 5.00%, 8/1/37	AA-	500,000	545,693
Ser. B, 5.00%, 5/1/27	AA-	300,000	314,484
WA State G.O. Bonds, Ser. C, 5.00%, 2/1/41	Aaa	200,000	221,748

			1,479,707

Total municipal bonds and notes (cost $30,139,199)			$30,406,712

SHORT-TERM INVESTMENTS (4.7%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	1,489,389	$1,489,389

Total short-term investments (cost $1,489,389)		$1,489,389
TOTAL INVESTMENTS

Total investments (cost $31,628,588)		$31,896,101

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,688,181.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$318,336	$4,747,508	$3,576,455	$24,385	$1,489,389

	Total Short-term investments	$318,336	$4,747,508	$3,576,455	$24,385	$1,489,389
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety (Note 1).
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.30%, 5.44%, 5.60%, 5.32%, 5.33% and 5.27%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	20.3%
	Utilities	12.2
	Education	11.6
	Local debt	11.2
	State debt	10.9
	Healthcare	10.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$30,406,712	$—
Short-term investments	—	1,489,389	—

Totals by level	$—	$31,896,101	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com